Organization and Principal Activities (Summary of Major Subsidiaries and VIE) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)
Baozun Hong Kong Holding Limited
Organization and Principal Activities
Date of Incorporation/Acquisition	Jan. 10, 2014
Place of Incorporation/Operation and legal status	HK
Issued share capital/Paid in capital | $	$ 10,000
Legal Share in ownership (as a percent)	100.00%	100.00%	100.00%
Shanghai Baozun E-commerce Limited
Organization and Principal Activities
Date of Incorporation/Acquisition	Nov. 11, 2003
Place of Incorporation/Operation and legal status	PRC/wholly foreign owned enterprise
Issued share capital/Paid in capital		¥ 1,800,000,000
Legal Share in ownership (as a percent)	100.00%	100.00%	100.00%
Shanghai Bodao E-commerce Limited
Organization and Principal Activities
Date of Incorporation/Acquisition	Mar. 30, 2010
Place of Incorporation/Operation and legal status	PRC/limited liability Company
Issued share capital/Paid in capital		¥ 10,000,000
Legal Share in ownership (as a percent)	100.00%	100.00%	100.00%
Shanghai Yingsai Advertisement Limited
Organization and Principal Activities
Date of Incorporation/Acquisition	Mar. 30, 2010
Place of Incorporation/Operation and legal status	PRC/limited liability Company
Issued share capital/Paid in capital		¥ 8,648,649
Legal Share in ownership (as a percent)	100.00%	100.00%	100.00%
Baozun Hongkong Limited
Organization and Principal Activities
Date of Incorporation/Acquisition	Sep. 11, 2013
Place of Incorporation/Operation and legal status	HK
Issued share capital/Paid in capital | $	$ 10,000,000
Legal Share in ownership (as a percent)	100.00%	100.00%	100.00%
Shanghai Fengbo E-commerce Limited
Organization and Principal Activities
Date of Incorporation/Acquisition	Dec. 29, 2011
Place of Incorporation/Operation and legal status	PRC/limited liability Company
Issued share capital/Paid in capital		¥ 10,000,000
Legal Share in ownership (as a percent)	100.00%	100.00%	100.00%
Baozun Hongkong Investment Limited
Organization and Principal Activities
Date of Incorporation/Acquisition	Jul. 21, 2015
Place of Incorporation/Operation and legal status	HK
Issued share capital/Paid in capital | $	$ 100,000
Legal Share in ownership (as a percent)	100.00%	100.00%	100.00%
Baotong Inc.
Organization and Principal Activities
Date of Incorporation/Acquisition	Jun. 19, 2019
Place of Incorporation/Operation and legal status	Cayman
Issued share capital/Paid in capital | $			$ 10,681,320
Legal Share in ownership (as a percent)	63.00%	63.00%	63.00%
Baotong Hong Kong Holding Limited
Organization and Principal Activities
Date of Incorporation/Acquisition	May 05, 2016
Place of Incorporation/Operation and legal status	HK
Issued share capital/Paid in capital | $	$ 10,000
Legal Share in ownership (as a percent)	63.00%	63.00%	63.00%
Baotong E-logistics Technology (Suzhou) Limited
Organization and Principal Activities
Date of Incorporation/Acquisition	Mar. 27, 2017
Place of Incorporation/Operation and legal status	PRC/wholly foreign owned enterprise
Issued share capital/Paid in capital		¥ 260,252,000
Legal Share in ownership (as a percent)	63.00%	63.00%	63.00%
Baozun Brand Management Limited
Organization and Principal Activities
Date of Incorporation/Acquisition	Oct. 07, 2022
Place of Incorporation/Operation and legal status	Hong Kong
Issued share capital/Paid in capital		¥ 100,000,000
Legal Share in ownership (as a percent)	100.00%	100.00%	100.00%
White Horse Hongkong Holding Limited
Organization and Principal Activities
Date of Incorporation/Acquisition	Nov. 08, 2022
Place of Incorporation/Operation and legal status	Hong Kong
Issued share capital/Paid in capital		¥ 10,000,000
Legal Share in ownership (as a percent)	100.00%	100.00%	100.00%
Gaipu (Shanghai) Commercial Co., Ltd.
Organization and Principal Activities
Date of Incorporation/Acquisition	Jan. 31, 2023
Place of Incorporation/Operation and legal status	PRC/wholly foreign owned enterprise
Issued share capital/Paid in capital | $			$ 257,551,995,000
Legal Share in ownership (as a percent)	100.00%	100.00%	100.00%
Shanghai Zunyi Business Consulting Ltd.
Organization and Principal Activities
Date of Incorporation/Acquisition	Dec. 31, 2010
Place of Incorporation/Operation and legal status	PRC/variable interest entity
Issued share capital/Paid in capital		¥ 50,000,000